Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of strategic investment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Intangible Assets Line Items
Balance	$ 0
Additions	1,413,225
Gain (loss) from fair value adjustment	(116,127)	$ 0
Balance	$ 1,297,098	$ 0